Allowance for Credit Losses (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	$ 31,602	$ 23,164	$ 9,234
Cumulative effect of changes in accounting principles		0	0
Net charge-offs	25,782	24,018	10,764
Gross (recoveries)	(2,109)	(1,053)	(929)
Net charge-offs	23,673	22,965	9,835
Acquired allowance resulting from Washington Mutual transaction	0	0	2,535
Other	21	(332)	(7)
Ending balance at December 31	32,266	31,602	23,164
Provision for loan losses:
Excluding accounting conformity	16,822	31,735	19,660
Accounting conformity	0	0	1,577
Total provision for loan losses	16,822	31,735	21,237
Allowance for loan losses by impairment methodology:
Asset-specific	6,718	6,059	2,494
Formula-based	20,607	23,962	20,670
Purchased credit-impaired	4,941	1,581	0
Loans by impairment methodology:
Asset-specific	21,711	16,853	7,222
Formula-based	590,980	528,985	632,605
Purchased credit-impaired	72,807	81,380	89,088
Retained	685,498	627,218	728,915
Wholesale [Member]
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	7,145	6,545	3,154
Cumulative effect of changes in accounting principles		0	0
Net charge-offs	1,989	3,226	521
Gross (recoveries)	(262)	(94)	(119)
Net charge-offs	1,727	3,132	402
Acquired allowance resulting from Washington Mutual transaction	0	0	229
Other	2	48	28
Ending balance at December 31	4,761	7,145	6,545
Provision for loan losses:
Excluding accounting conformity	(673)	3,684	2,895
Accounting conformity	0	0	641
Total provision for loan losses	(673)	3,684	3,536
Allowance for loan losses by impairment methodology:
Asset-specific	1,574	2,046	712
Formula-based	3,187	5,099	5,833
Loans by impairment methodology:
Asset-specific	5,486	6,960	2,088
Formula-based	216,980	192,982	245,777
Purchased credit-impaired	44	135	224
Retained	222,510	200,077	248,089
Wholesale [Member] | Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	14
Consumer Excluding Credit Card [Member]
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	14,785	8,927	2,673
Cumulative effect of changes in accounting principles		0	0
Net charge-offs	8,383	10,421	5,086
Gross (recoveries)	(474)	(222)	(209)
Net charge-offs	7,909	10,199	4,877
Acquired allowance resulting from Washington Mutual transaction	0	0	897
Other	10	25	(425)
Ending balance at December 31	16,471	14,785	8,927
Provision for loan losses:
Excluding accounting conformity	9,458	16,032	10,309
Accounting conformity	0	0	350
Total provision for loan losses	9,458	16,032	10,659
Allowance for loan losses by impairment methodology:
Asset-specific	1,075	896	332
Formula-based	10,455	12,308	8,595
Purchased credit-impaired	4,941	1,581	0
Loans by impairment methodology:
Asset-specific	6,220	3,648	2,086
Formula-based	248,481	263,462	285,181
Purchased credit-impaired	72,763	81,245	88,813
Retained	327,464	348,355	376,080
Consumer Excluding Credit Card [Member] | Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	127
Credit Card [Member]
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	9,672	7,692	3,407
Cumulative effect of changes in accounting principles		0	0
Net charge-offs	15,410	10,371	5,157
Gross (recoveries)	(1,373)	(737)	(601)
Net charge-offs	14,037	9,634	4,556
Acquired allowance resulting from Washington Mutual transaction	0	0	1,409
Other	9	(405)	390
Ending balance at December 31	11,034	9,672	7,692
Provision for loan losses:
Excluding accounting conformity	8,037	12,019	6,456
Accounting conformity	0	0	586
Total provision for loan losses	8,037	12,019	7,042
Allowance for loan losses by impairment methodology:
Asset-specific	4,069	3,117	1,450
Formula-based	6,965	6,555	6,242
Purchased credit-impaired	0	0
Loans by impairment methodology:
Asset-specific	10,005	6,245	3,048
Formula-based	125,519	72,541	101,647
Purchased credit-impaired			51
Retained	135,524	78,786	104,746
Credit Card [Member] | Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	7,353
Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	$ 7,494